Goodwill and Internal Use Software and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	In connection with this acquisition, the Company recognized the following assets and liabilities:

(Amounts in thousands)	As of Acquisition Date
Cash and cash equivalents	$283
Property and equipment	20
Indefinite lived intangibles - Licenses	1,186
Goodwill	1,741
Other assets (1)	65
Accounts payable and accrued expenses (1)	(161)
Other liabilities (1)	(193)
Net assets acquired	$2,941
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(1)Carrying value approximates fair value given their short-term maturity periods
In connection with this acquisition, the Company recognized the following assets and liabilities:

(Amounts in thousands)	As of Acquisition Date
Cash and cash equivalents	$2,907
Accounts receivable (1)	60
Short-term investments	8,729
Other assets	7,530
Property and equipment	83
Finite lived intangibles	854
Indefinite lived intangibles - Licenses	31
Goodwill	12,300
Accounts payable and accrued expenses (1)	(248)
Customer deposits	(12,374)
Other liabilities (1)	(586)
Net assets acquired	$19,286
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(1)Carrying value approximates fair value given their short-term maturity periods

Schedule of Goodwill
Changes in the carrying amount of goodwill, net consisted of the following:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Balance at beginning of period	$17,388	$18,674
Goodwill acquired—Goodholm & Birmingham	14,041	—
Measurement period adjustment	165	(375)
Effect of foreign currency exchange rate changes	796	(911)
Balance at end of period	$32,390	$17,388

Schedule of Indefinite-Lived Intangible Assets
Internal use software and other intangible assets, net consisted of the following:

	As of December 31, 2023
(Amounts in thousands, except useful lives)	Weighted Average Useful Lives (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with finite lives
Internal use software and website development	3.0	$136,879	$(103,587)	$33,292
Intellectual property and other	5.7	1,008	(254)	$754
Total Intangible assets with finite lives, net		137,887	(103,841)	34,046
Intangible assets with indefinite lives
Domain name		1,820	—	$1,820
Licenses and other		2,260	—	$2,260
Total Internal use software and other intangible assets, net		$141,967	$(103,841)	$38,126

	As of December 31, 2022
(Amounts in thousands, except useful lives)	Weighted Average Useful Lives (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with finite lives
Internal use software and website development	3.0	$123,734	$(67,319)	$56,415
Intellectual property and other	7.5	3,449	(838)	2,611
Total Intangible assets with finite lives, net		127,183	(68,157)	59,026
Intangible assets with indefinite lives
Domain name		1,820	—	1,820
Licenses and other		1,150	—	1,150
Total Internal use software and other intangible assets, net		$130,153	$(68,157)	$61,996

Schedule of Finite-Lived Intangible Assets
Internal use software and other intangible assets, net consisted of the following:

	As of December 31, 2023
(Amounts in thousands, except useful lives)	Weighted Average Useful Lives (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with finite lives
Internal use software and website development	3.0	$136,879	$(103,587)	$33,292
Intellectual property and other	5.7	1,008	(254)	$754
Total Intangible assets with finite lives, net		137,887	(103,841)	34,046
Intangible assets with indefinite lives
Domain name		1,820	—	$1,820
Licenses and other		2,260	—	$2,260
Total Internal use software and other intangible assets, net		$141,967	$(103,841)	$38,126

	As of December 31, 2022
(Amounts in thousands, except useful lives)	Weighted Average Useful Lives (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with finite lives
Internal use software and website development	3.0	$123,734	$(67,319)	$56,415
Intellectual property and other	7.5	3,449	(838)	2,611
Total Intangible assets with finite lives, net		127,183	(68,157)	59,026
Intangible assets with indefinite lives
Domain name		1,820	—	1,820
Licenses and other		1,150	—	1,150
Total Internal use software and other intangible assets, net		$130,153	$(68,157)	$61,996

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Amortization expense related to intangible assets as of December 31, 2023 is expected to be as follows:

(Amounts in thousands)	Total
2024	$24,570
2025	7,273
2026	1,956
2027	154
2028 and thereafter	93
Total	$34,046